Revenues - Schedule of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 714,141	$ 103,868	¥ 284,709	¥ 70,322
Developer Services
Disaggregation Of Revenue [Line Items]
Total revenues	60,106	8,742	38,795	23,196
Targeted Marketing Data Solutions
Disaggregation Of Revenue [Line Items]
Total revenues	572,796	83,310	221,153	43,149
Other Vertical Data Solutions
Disaggregation Of Revenue [Line Items]
Total revenues	81,239	11,816	24,761	3,977
Data Solutions
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 654,035	$ 95,126	¥ 245,914	¥ 47,126